UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act File Number 811-07760

                      KEELEY Small Cap Value Fund, Inc.
                      ---------------------------------
              (Exact name of registrant as specified in charter)

                            401 South LaSalle Street
                                   Suite 1201
                             Chicago, Illinois 60605
               (Address of principal executive offices) (Zip code)

                                             Copy to:
            John L. Keeley, Jr.              Stephen E. Goodman
            Keeley Asset Management Corp.    Meltzer Purtill & Stelle LLC
            401 South LaSalle Street         1515 East Woodfield Road
            Suite 1201                       Schaumburg, Illinois  60173
            Chicago, Illinois 60605
                   (Name and address of agents for service)

      Registrant's telephone number, including area code: (312)786-5000
                                                          -------------

                      Date of fiscal year end: September 30
                                               ------------
                 Date of reporting period: December 31, 2004
                                           -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)


   NUMBER
 OF SHARES                                                            VALUE
-----------                                                           -----
               COMMON STOCKS                              98.27%

               AEROSPACE/DEFENSE                           1.33%
      42,000   Moog, Inc., Class B*                                  $1,894,200
      77,500   Teledyne Technologies, Inc.*                           2,280,825
                                                                   ------------
                                                                      4,175,025
                                                                   ------------

               AUTO PARTS AND EQUIPMENT                    1.51%
     130,000   Tenneco Automotive, Inc.*                              2,241,200
     165,000   Titan International, Inc.                              2,491,500
                                                                   ------------
                                                                      4,732,700
                                                                   ------------

               BANKS                                       1.26%
      62,000   PrivateBancorp, Inc.                                   1,998,260
      34,000   Wintrust Financial Corp.                               1,936,640
                                                                   ------------
                                                                      3,934,900
                                                                   ------------

               BUILDING MATERIALS                          1.13%
      57,000   Texas Industries, Inc.                                 3,555,660
                                                                   ------------

               COAL                                        1.72%
     127,500   Foundation Coal Holdings, Inc.*                        2,940,150
      70,000   Massey Energy Co.                                      2,446,500
                                                                   ------------
                                                                      5,386,650
                                                                   ------------

               COMMERCIAL SERVICES                         1.96%
     125,000   Adesa, Inc.                                            2,652,500
      95,000   Interactive Data Corp.*                                2,065,300
      93,827   Standard Parking Corp.*                                1,435,553
                                                                   ------------
                                                                      6,153,353
                                                                   ------------

               COMPUTERS                                   0.52%
     195,000   Tyler Technologies, Inc.*                              1,630,200
                                                                   ------------

               DISTRIBUTION / WHOLESALE                    0.90%
      95,000   WESCO International, Inc.*                             2,815,800
                                                                   ------------

               DIVERSIFIED FINANCIAL SERVICES              5.64%
      48,000   CIT Group, Inc.                                        2,199,360
      46,500   Jefferies Group, Inc.                                  1,873,020
     280,000   LaBranche & Co., Inc.*                                 2,508,800
      54,000   Piper Jaffray Companies, Inc.*                         2,589,300
     115,000   SWS Group, Inc.                                        2,520,800
     335,000   Van der Moolen Holding N.V.*                           2,542,650
      75,000   Waddell & Reed Financial, Inc.                         1,791,750
      84,000   Westwood Holdings Group, Inc.                          1,654,800
                                                                   ------------
                                                                     17,680,480
                                                                   ------------

                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)


   NUMBER
 OF SHARES                                                            VALUE
-----------                                                           -----

               ELECTRIC                                    6.10%
     102,000   Allegheny Energy, Inc.*                               $2,010,420
     670,000   Aquila, Inc.*                                          2,472,300
     680,000   Calpine Corp.*                                         2,679,200
     155,000   CenterPoint Energy, Inc.                               1,751,500
     200,000   CMS Energy Corp.*                                      2,090,000
     110,000   Duquesne Light Holdings, Inc.                          2,073,500
      81,000   Florida Public Utilities Co.                           1,551,150
     195,000   Reliant Energy, Inc.*                                  2,661,750
      80,000   Westar Energy, Inc.                                    1,829,600
                                                                   ------------
                                                                     19,119,420
                                                                   ------------

               ELECTRICAL COMPONENTS & EQUIPMENT           1.68%
      55,000   Ametek, Inc.                                           1,961,850
     212,500   General Cable Corp.*                                   2,943,125
      20,000   Superior Essex, Inc.*                                    375,900
                                                                   ------------
                                                                      5,280,875
                                                                   ------------

               ELECTRONICS                                 1.87%
     148,000   Methode Electronics, Inc., Class A                     1,901,800
      69,000   Thomas & Betts Corp.*                                  2,121,750
      57,000   Watts Water Technologies, Inc.                         1,837,680
                                                                   ------------
                                                                      5,861,230
                                                                   ------------

               ENERGY - ALTERNATE SOURCES                  1.79%
     310,000   Danielson Holdings Corp.*                              2,619,500
     205,000   KFX, Inc.*                                             2,976,600
                                                                   ------------
                                                                      5,596,100
                                                                   ------------

               ENGINEERING AND CONSTRUCTION                1.82%
      62,000   Chicago Bridge & Iron Co. N.V.                         2,480,000
     175,000   McDermott International, Inc.*                         3,213,000
                                                                   ------------
                                                                      5,693,000
                                                                   ------------

               ENTERTAINMENT                               1.66%
     127,500   Pinnacle Entertainment, Inc.*                          2,521,950
     119,000   Vail Resorts, Inc.*                                    2,667,980
                                                                   ------------
                                                                      5,189,930
                                                                   ------------

                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)


   NUMBER
 OF SHARES                                                            VALUE
-----------                                                           -----

               FOOD                                        1.97%
     180,000   Del Monte Foods Co.*                                  $1,983,600
      70,000   Flowers Foods, Inc.                                    2,210,600
      47,000   Ralcorp Holdings, Inc.*                                1,970,710
                                                                   ------------
                                                                      6,164,910
                                                                   ------------

               FOREST PRODUCTS AND PAPER                   2.25%
      50,000   Deltic Timber Corp.*                                   2,122,500
     127,500   Longview Fibre Co.                                     2,312,850
      80,000   Neenah Paper, Inc.                                     2,608,000
                                                                   ------------
                                                                      7,043,350
                                                                   ------------

               HAND/MACHINE TOOLS                          0.91%
     100,000   Regal-Beloit Corp.                                     2,860,000
                                                                   ------------

               HEALTHCARE - PRODUCTS                       0.73%
      65,000   Sybron Dental Specialties, Inc.*                       2,299,700
                                                                   ------------

               HOLDINGS COMPANY-DIVERSIFIED                1.90%
      35,000   Leucadia National Corp.                                2,431,800
     210,000   National Patent Development Corp.*                       483,000
      90,000   Walter Industries, Inc.                                3,035,700
                                                                   ------------
                                                                      5,950,500
                                                                   ------------

               HOME BUILDERS                               3.38%
     217,500   Champion Enterprises, Inc.*                            2,570,850
     182,500   Fleetwood Enterprises, Inc.*                           2,456,450
     100,000   Levitt Corp.                                           3,057,000
      85,000   WCI Communities, Inc.*                                 2,499,000
                                                                   ------------
                                                                     10,583,300
                                                                   ------------

               HOME FURNISHINGS                            0.74%
      92,500   Furniture Brands International, Inc.                   2,317,125
                                                                   ------------

               HOUSEHOLD PRODUCTS                          0.57%
     100,000   Water Pik Technologies, Inc.*                          1,773,000
                                                                   ------------


               INSURANCE                                   4.59%
     142,000   Conseco, Inc.*                                         2,832,900
     320,000   Crawford & Co.                                         2,400,000
      50,000   Fidelity National Financial, Inc.                      2,283,500
     290,000   Meadowbrook Insurance Group, Inc.*                     1,447,100
     206,000   The Phoenix Companies, Inc.                            2,575,000
      35,000   Principal Financial Group, Inc.                        1,432,900
      31,000   Unitrin, Inc.                                          1,408,950
                                                                   ------------
                                                                     14,380,350
                                                                   ------------

                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)


   NUMBER
 OF SHARES                                                            VALUE
-----------                                                           -----

               IRON/STEEL                                  3.36%
     217,500   AK Steel Holding Corp.*                               $3,147,225
     101,500   Allegheny Technologies, Inc.                           2,199,505
     145,000   Oregon Steel Mills, Inc.*                              2,942,050
     142,500   Ryerson Tull, Inc.                                     2,244,375
                                                                   ------------
                                                                     10,533,155
                                                                   ------------

               LODGING                                     2.54%
      70,000   Aztar Corp.*                                           2,444,400
      70,000   Gaylord Entertainment Co.*                             2,907,100
     104,000   Marcus Corp.                                           2,614,560
                                                                   ------------
                                                                      7,966,060
                                                                   ------------

               MACHINERY - CONSTRUCTION AND MINING         2.50%
      75,000   Bucyrus International, Inc.                            3,048,000
      52,000   Joy Global, Inc.                                       2,258,360
      53,000   Terex Corp.*                                           2,525,450
                                                                   ------------
                                                                      7,831,810
                                                                   ------------

               MACHINERY - DIVERSIFIED                     5.19%
      85,000   Flowserve Corp.*                                       2,340,900
      80,000   Gardner Denver, Inc.*                                  2,903,200
     292,500   Global Power Equipment Group, Inc.*                    2,878,200
      88,000   Lindsay Manufacturing Co.                              2,277,440
      51,000   Manitowoc Co., Inc.                                    1,920,150
      80,000   Sauer-Danfoss, Inc.                                    1,744,800
     103,000   Wabtec Corp.                                           2,195,960
                                                                   ------------
                                                                     16,260,650
                                                                   ------------

               MEDIA                                       2.25%
     117,500   Gray Television, Inc.                                  1,821,250
      46,500   Gray Television, Inc., Class A                           657,975
     105,000   Journal Register Co.*                                  2,029,650
      39,000   Pulitzer, Inc.                                         2,529,150
                                                                   ------------
                                                                      7,038,025
                                                                   ------------

               METAL FABRICATE/HARDWARE                    2.85%
     117,000   CIRCOR International, Inc.                             2,709,720
      50,000   Commercial Metals Co.                                  2,528,000
      62,000   Timken Co.                                             1,613,240
     160,000   Wolverine Tube, Inc.*                                  2,065,600
                                                                   ------------
                                                                      8,916,560
                                                                   ------------

               MINING                                      1.55%
     125,000   Brush Engineered Materials, Inc.*                      2,312,500
     105,000   Compass Minerals International, Inc.                   2,544,150
                                                                   ------------
                                                                      4,856,650
                                                                   ------------

                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)


   NUMBER
 OF SHARES                                                            VALUE
-----------                                                           -----

               MISCELLANEOUS MANUFACTURING                 4.14%
      57,000   The Brink's Co.                                       $2,252,640
      68,000   Crane Co.                                              1,961,120
      90,000   EnPro Industries, Inc.*                                2,661,300
     195,000   GP Strategies Corp.*                                   1,452,750
      92,000   Griffon Corp.*                                         2,484,000
     250,000   Jacuzzi Brands, Inc.*                                  2,175,000
                                                                   ------------
                                                                     12,986,810
                                                                   ------------

               OIL AND GAS                                 9.42%
     114,000   Chesapeake Energy Corp.                                1,881,000
      57,000   Cimarex Energy Co.*                                    2,160,300
     102,500   Comstock Resources, Inc.*                              2,260,125
      67,000   Encore Acquisition Co.*                                2,338,970
     160,000   Goodrich Petroleum Corp.*                              2,593,600
     160,000   Harvest Natural Resources, Inc.*                       2,763,200
     160,000   KCS Energy, Inc.*                                      2,364,800
     165,000   Magnum Hunter Resources, Inc.*                         2,128,500
      90,000   Plains Exploration & Production Co.*                   2,340,000
      65,000   Quicksilver Resources, Inc.*                           2,390,700
     122,500   Range Resources Corp.                                  2,506,350
      72,000   Remington Oil & Gas Corp.*                             1,962,000
      52,000   Spinnaker Exploration Co.*                             1,823,640
                                                                   ------------
                                                                     29,513,185
                                                                   ------------

               OIL AND GAS SERVICES                        2.26%
      66,000   FMC Technologies, Inc.*                                2,125,200
     175,000   Key Energy Services, Inc.*                             2,065,000
     125,000   Willbros Group, Inc.*                                  2,881,250
                                                                   ------------
                                                                      7,071,450
                                                                   ------------

               PIPELINES                                   2.17%
     235,000   El Paso Corp.                                          2,444,000
      60,000   Western Gas Resources, Inc.                            1,755,000
     160,000   Williams Cos., Inc.                                    2,606,400
                                                                   ------------
                                                                      6,805,400
                                                                   ------------

               REAL ESTATE                                 0.92%
      45,000   The St. Joe Co.                                        2,889,000
                                                                   ------------

               RETAIL                                      4.89%
     285,000   Blockbuster, Inc.                                      2,718,900
     110,000   Dillard's, Inc.                                        2,955,700
      58,000   IHOP Corp.                                             2,429,620
     140,000   ShopKo Stores, Inc.*                                   2,615,200
     115,000   The Steak n Shake Co.*                                 2,309,200
     125,000   Triarc Companies, Inc.                                 1,625,000
      54,000   Triarc Companies, Inc., Class B                          662,040
                                                                   ------------
                                                                     15,315,660
                                                                   ------------

                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)


   NUMBER
 OF SHARES                                                            VALUE
-----------                                                           -----

               SAVINGS AND LOANS                           2.62%
     116,500   BankAtlantic Bancorp, Inc.                            $2,318,350
      85,000   Citizens First Bancorp, Inc.                           2,055,300
     125,000   NewAlliance Bancshares, Inc.                           1,912,500
      77,000   TierOne Corp.                                          1,913,450
                                                                   ------------
                                                                      8,199,600
                                                                   ------------

               SOFTWARE                                    0.78%
     115,000   MoneyGram International, Inc.                          2,431,100
                                                                   ------------

               TRANSPORTATION                              1.93%
     140,000   Kansas City Southern*                                  2,482,200
     110,000   Laidlaw International, Inc.*                           2,354,000
      91,000   Providence and Worcester Railroad Co.                  1,227,590
                                                                   ------------
                                                                      6,063,790
                                                                   ------------

               TRUCKING AND LEASING                        0.97%
      66,000   AMERCO*                                                3,034,680
                                                                   ------------

               TOTAL COMMON STOCKS
               (cost $222,074,758)                                  307,891,143
                                                                   ------------

 PRINCIPAL
   AMOUNT
------------
               SHORT-TERM INVESTMENTS                      2.26%

  $1,218,000   American Family Demand Note, 2.00%                     1,218,000
   5,863,800   US Bank Demand Note, 2.17%                             5,863,800
                                                                   ------------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $7,081,800)                                      7,081,800
                                                                   ------------

               TOTAL INVESTMENTS                         100.53%
               (cost $229,156,558)                                  314,972,943

               Liabilities less Other Assets             (0.53)%    (1,661,352)
                                                                   ------------

               NET ASSETS                                100.00%   $313,311,591
                                                                   ============

               * Non-income producing.

               Percentages are based on net assets.

               See notes to the schedule of investments.

                        KEELEY SMALL CAP VALUE FUND, INC.
                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)


1. ORGANIZATION

      The KEELEY Small Cap Value Fund, Inc. (the "Fund") was incorporated on May 17, 1993 as a Maryland corporation and is registered as a diversified open-end investment company under the Investment Company Act of 1940 (the "1940 Act").

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

   a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price each day on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of last sale price, or closing over-the-counter bid prices when there is no last sale price available. Debt securities (other than short-term obligations) are valued by a service that used electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices. Debt securities purchased within 60 days of their stated maturity date are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. For each investment that is fair valued, the Board of Directors considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

   b)    Other - Investment transactions are recorded on the trade date.

3. FEDERAL INCOME TAX INFORMATION

      At December 31, 2004, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

         Cost of Investments                                $229,266,024
                                                            ============

         Gross Unrealized Appreciation                      $ 86,844,077
         Gross Unrealized Depreciation                        (1,137,088)
                                                            ------------
         Net Unrealized Appreciation on Investments         $ 85,706,919
                                                            ============

      The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Keeley Small Cap Value Fund, Inc.

By:  /s/ John L. Keeley Jr.
     ----------------------
     John L. Keeley, Jr.
     President

Date: February 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ John L. Keeley Jr.
     ----------------------
     John L. Keeley, Jr.
     President

Date: February 23, 2005

By:  /s/ Emily Viehweg
     -----------------
     Emily Viehweg
     Treasurer

Date: February 23, 2005